Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended	52 Months Ended		12 Months Ended	36 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Star Beta	Jan. 18, 2010 Star Beta	Dec. 31, 2011 Star Big	Nov. 30, 2015 Star Big	Jul. 25, 2011 Star Big	Dec. 31, 2011 Star Mega	Aug. 31, 2014 Star Mega	Aug. 16, 2011 Star Mega	Dec. 31, 2011 Star Borealis	Dec. 31, 2011 Star Borealis and Star Polaris	Sep. 09, 2011 Star Borealis and Star Polaris	Dec. 31, 2012 Star Ypsilon	Dec. 31, 2011 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Dec. 31, 2011 Star Polaris
Vessels [Line Items]
Delivery date				Jul. 07, 2010		Jul. 25, 2011			Aug. 16, 2011			Sep. 09, 2011			Mar. 09, 2012			Nov. 14, 2011
Metric tons of fuel oil																	667
Contracted sale price					$ 22,000												$ 9,126
Aggregate acquisition price								27,800			23,700			106,880
Vessel impairment loss	303,219	62,020	34,947	34,947												30,754
Gross daily charter rate							25			24
Dry-docking expenses capitalized								1,780
Other expenses capitalized								41			160
Address commission															3.00%
Brokerage commission															2.00%
Carrying amount of vessel																	11,152
Loss on sale of vessel	3,190	0	0												3,190
Capitalized interest													$ 1,901